Organization and Basis of Presentation - Organization and Description of the Business (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) service_company facility holding_company sales_company operating_entity	Mar. 31, 2019 USD ($) asset
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of wholly owned production facilities | facility	13
Number of sales companies | sales_company	6
Number of holding companies | holding_company	10
Number of service companies | service_company	1
Number of former operating entities | operating_entity	2
Number of production facilities operated in a joint venture | facility	1
Operating lease right-of-use assets	$ 28,319	$ 30,000
Lease liability (current and non-current)	$ 29,415	$ 31,000
Number of assets derecognized under build-to-suit designation | asset		1
Lease liability derecognized		$ 29,000